PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Environmental Rehabilitation [Abstract]
Description Of Detailed Information About Reconciliation of Discounted Provision	A reconciliation of the discounted provision is provided below:

	Argenta	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2022	$—	$6,684	$2,394	$60,592	$23,179	$92,849
Acquisitions	1,170	—	—	77	—	1,247
Change in estimate capitalized	—	(84)	(995)	(13,066)	(10,704)	(24,849)
Accretion expense	—	212	74	1,917	798	3,001
Reclamation expenditures	—	—	—	(622)	—	(622)
Disposal	—	—	—	—	—	—
Balance as at December 31, 2022	1,170	6,812	1,473	48,898	13,273	71,626
Less current portion	398	—	—	548	—	946
Long-term portion	$772	$6,812	$1,473	$48,350	$13,273	$70,680

	South Arturo	McCoy-Cove	Granite Creek	Lone Tree	Ruby Hill	Total
Balance as at January 1, 2021	$3,427	$4,728	$—	$—	$—	$8,155
Acquisitions	—	—	2,051	60,475	23,208	85,734
Change in estimate capitalized	—	1,842	318	—	(80)	2,080
Accretion expense	44	114	25	117	51	351
Reclamation expenditures	—	—	—	—	—	—
Disposal	(3,471)	—	—	—	—	(3,471)
Balance as at December 31, 2021	—	6,684	2,394	60,592	23,179	92,849
Less current portion	—	—	—	—	—	—
Long-term portion	$—	$6,684	$2,394	$60,592	$23,179	$92,849